Accruals and other payables	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accruals and other payables

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

Executive Compensation	$57,018	$83,061	$61,761	$40,510
Agency fees	-	-	-	391,700
Directors’ fees	49,250	435,750	398,250	258,000
Accrued expenses	328,500	434,565	330,006	189,932
Other payables and provisions	735,328	765,279	745,318	999,510
	$1,170,096	$1,718,655	$1,535,335	$1,879,652